Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2011
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000877233
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 12, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated January 12, 2012 to the Fund's Class A, Class C,

Class I, and Class W Prospectus dated February 28, 2011

and the Fund's Class R Prospectus

dated August 5, 2011 (each a "Prospectus")

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class A, Class C, Class I, and Class W Prospectus

1.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Management Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares for 2012 based on annual payment rates of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser") in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

Class R Prospectus

4.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.043 per share for Class R shares for 2012 based on annual payment rates of 6.35% for Class R shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser"), in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, net asset value evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	cik0000877233_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated January 12, 2012 to the Fund's Class A, Class C,

Class I, and Class W Prospectus dated February 28, 2011

and the Fund's Class R Prospectus

dated August 5, 2011 (each a "Prospectus")

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class A, Class C, Class I, and Class W Prospectus

1.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Management Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares for 2012 based on annual payment rates of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser") in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

Class R Prospectus

4.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.043 per share for Class R shares for 2012 based on annual payment rates of 6.35% for Class R shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser"), in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, net asset value evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class A,C,I and W | ING Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000877233_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated January 12, 2012 to the Fund's Class A, Class C,

Class I, and Class W Prospectus dated February 28, 2011

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class A, Class C, Class I, and Class W Prospectus

1.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Management Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.045 per share for Class A shares, $0.041 per share for Class C shares, and $0.047 per share for each of Class I shares and Class W shares for 2012 based on annual payment rates of 6.60% for Class A shares, 5.85% for Class C shares, and 6.85% for each of Class I shares and Class W shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser") in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, NAV evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class R | ING Global Target Payment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000877233_SupplementTextBlock

ING SERIES FUND, INC.

ING Global Target Payment Fund

("Fund")

Supplement dated January 12, 2012 to the Fund's Class R Prospectus dated August 5, 2011

On December 31, 2011, ING Investment Management Co. changed its name to ING Investment Management Co. LLC.

ING Global Target Payment Fund combines a managed payment policy with a diversified investment portfolio of ING Funds invested in global equity, fixed-income, real estate and alternative securities.

Class R Prospectus

4.            The second paragraph of the section entitled "Principal Investment Strategies" of the summary section of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Managed Payment Policy is designed to provide 12 level monthly payments throughout each calendar year. The Fund will make a level payment of $0.043 per share for Class R shares for 2012 based on annual payment rates of 6.35% for Class R shares. The Fund's sub-adviser, ING Investment Management Co. LLC ("Sub-Adviser"), in its discretion, and with assistance from the Fund's administrator, will determine a new annual payment rate each January from within the total range for all share classes between 4.25% to 7.25% per annum, based on the Fund's objectives, net asset value evolution and fee structure of each class of the Fund's shares, as well as the Sub-Adviser's assessment of the market environment and its asset allocation views.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012